Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities - Estimated Fair Values of Company's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Cash and cash equivalents	$ 14,985	$ 25,253
Loans, net of allowance	439,317	407,640
Federal Home Loan Bank stock	4,012	4,243
Accrued interest receivable	2,697	1,798
Financial liabilities
Deposits	548,069	525,443
Short term borrowings	6,915	8,068
Federal Home Loan Bank Advances	39,800	106
Subordinated debentures	23,543	4,124
Interest payable	213	188
Fair Value, Inputs, Level 1
Financial assets
Cash and cash equivalents	14,985	25,253
Loans, net of allowance	0	0
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Short term borrowings	0	0
Federal Home Loan Bank Advances	0	0
Subordinated debentures	0	0
Interest payable	0	0
Fair Value, Inputs, Level 2
Financial assets
Cash and cash equivalents	0	0
Loans, net of allowance	0	0
Federal Home Loan Bank stock	4,012	4,243
Accrued interest receivable	2,697	1,798
Financial liabilities
Deposits	548,130	524,010
Short term borrowings	6,915	8,068
Federal Home Loan Bank Advances	39,800	101
Subordinated debentures	22,857	3,647
Interest payable	213	188
Fair Value, Inputs, Level 3
Financial assets
Cash and cash equivalents	0	0
Loans, net of allowance	437,688	405,033
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Short term borrowings	0	0
Federal Home Loan Bank Advances	0	0
Subordinated debentures	0	0
Interest payable	$ 0	$ 0